Financial Risk Management And Fair Values Of Financial Instruments - Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized (Detail) - Financial instruments at fair value through other comprehensive income [member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	$ 8,074	$ 5,325
Unfavorable Changes In Fair Value	8,074	5,267
Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	3,443	2,153
Unfavorable Changes In Fair Value	3,443	2,153
Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	4,585	3,142
Unfavorable Changes In Fair Value	4,585	3,084
Foreign unlisted stocks [member] | Price to book ratio multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	46	30
Unfavorable Changes In Fair Value	$ 46	$ 30